Financial Risk Management - Capital Management - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Capitalization	$ 26,341.3	$ 25,139.8
Target capital level percentage	120.00%
Minimum supervisory target	150.00%